Description of Business and Summary of Accounting Policies	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
Description of Business and Summary of Accounting Policies

Description of business

Current business operations
AsherXino Corporation ("AsherXino") is an exploration stage oil and gas company that holds an option to farm into a 40% leasehold interest in and operatorship of an offshore oil exploration and development block in Nigeria, Oil Prospecting License (OPL) 2012 ("OPL 2012").

Basis of Presentation

The unaudited consolidated financial statements of AsherXino Corporation have been prepared in accordance with accounting principles generally accepted in the United States and the rules of the Securities and Exchange Commission ("SEC"), and should be read in conjunction with the audited financial statements and notes thereto contained in our Annual Report filed with the SEC on Form 10-K on May 23, 2011. In the opinion of management, all adjustments, consisting of normal recurring adjustments, necessary for a fair presentation of financial position and the results of operations for the interim periods presented have been reflected herein. The results of operations for interim periods are not necessarily indicative of the results to be expected for the full year. Notes to the consolidated financial statements which would substantially duplicate the disclosures contained in the audited financial statements for the most recent fiscal year ended December 31, 2010, as reported on Form 10-K, have been omitted.

Recent Accounting Pronouncements

Management does not expect the adoption of recently issued accounting pronouncements to have a significant impact on our results of operations, financial position or cash flow.